UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☐
Pre-Effective Amendment No.                                                                                                                                          ☐
Post-Effective Amendment No. 144                                                                                                                                           ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                                                                                                           ☒

Unified Series Trust
(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300
Indianapolis, Indiana  46208

(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, Including Area Code:       (317) 917-7000

Melissa K. Gallagher
President
2960 N. Meridian St., Suite 300
Indianapolis, Indiana  46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b)
 on (date) pursuant to paragraph (b)
☒60 days after filing pursuant to paragraph (a)(1)
 on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
 on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TOREADOR LARGE CAP FUND
Retail Class (TORLX)
Institutional Class (TORZX)

PROSPECTUS
_____, 2010

7493 North Ingram, Suite 104
Fresno, California  93711

(800) 343-5902

www.toreadorfunds.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Toreador Large Cap Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class

Shareholder Fees (fees paid directly from your investment)

Redemption Fee
(as a percentage of the amount redeemed within 60 days of purchase)
	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee1	0.90%	0.90%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	____%2	____%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	____%	____%
Fee Waiver/Expense Reimbursement3	____%	____%
Total Annual Fund Operating Expenses
(After Fee Waiver/Expense Reimbursement)	1.22%	0.97%

1  Restated to reflect the current management fee, effective as of September 1, 2009.
2  Restated to reflect fees payable pursuant to an Administrative Services Plan, effective as of September 1, 2009.
3 The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as such as expenses incurred by other investment companies in which the Fund may invest; any 12b-1 fees, and extraordinary expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2011.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Retail Class	$___	$___	$___	$___
Institutional Class	$___	$___	$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.59% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company:

•	Included in the S&P 500© Index, or
•	Included in the Russell 1000© Index, or
•	With a market capitalization greater than $5 billion.

As of July 31, 2010, the median market capitalization of companies included in the S&P 500 was $___ million, and the median market capitalization of companies included in the Russell 1000 Index was $___ million.  The market capitalization of these indexes is subject to change from time to time.

Under normal circumstances, the Fund invests at least 80% of its net assets in large cap equity securities directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign large cap companies.  Equity securities in which the Fund and underlying funds may invest include common stocks, as well as securities convertible into common stocks, preferred stocks, and other investment companies (including ETFs) that invest primarily in equity securities.  The Fund may invest in foreign stocks listed on U.S. or foreign exchanges, as well as American Depository Receipts or Global Depository Receipts.  The Fund may invest in inverse ETFs, including leveraged ETFs.  The Fund may also invest in ETFs whose portfolios primarily consist of commodities.

The Fund’s adviser selects securities that it believes offer superior return potential considering the following factors:

•	Attractive market price relative to intrinsic value, as determined by the adviser based on the company’s estimated future potential earnings discounted to their present value;
•	Improving trends in a company’s economic performance; and
•	A company’s effective pursuit of wealth-creating strategies.

The Fund seeks to reduce investment risk by investing across a broad range of economic sectors, with the goal of achieving investment diversity.  In selecting securities within a particular economic sector, the Fund’s goal is to identify companies that it believes have the potential for superior performance within each sector.  The Fund does not invest for the purpose of identifying favored economic sectors.  Instead, the Fund attempts to invest across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility, without sacrificing potential returns.

The Fund typically will sell securities of a portfolio company when the trading price of the company’s stock exceeds the adviser’s estimate of the company’s fundamental value and/or there are other companies that offer greater appreciation potential.  When the adviser deems that change will benefit the Fund, portfolio turnover will not be a limiting factor.

During volatile market conditions, the adviser’s investment strategy may involve frequent buying and selling of portfolio securities to rebalance the Fund’s exposure to various market sectors.  During such times, the Fund may experience a high portfolio turnover rate, the effects of which are described under “Principal Risks of Investing in the Funds – Portfolio Turnover Risk.”

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.  Below are some of the specific risks of investing in the Fund.

•
Market Risk.  The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Management Risk. The Adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

•	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
•
Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop.  Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely.  Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in emerging or developing countries.

•	Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.
•	Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Performance

The bar chart below shows how the Fund’s Retail Class investment results have varied from year to year.  The table below shows how the Fund’s Retail Class average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  As of December 31, 2009, Institutional Class shares did not have a full calendar year of performance; accordingly performance information is not available for Institutional Class shares.  Past performance of the Fund is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart for Retail Class shares, the highest return for a quarter was 17.41% during the quarter ended September 30, 2009 and the lowest return for a quarter was -24.47% during the quarter ended December 31, 2008.  The Retail Class year to date return as of June 30, 2010 was ____%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2009)
	One Year	Since Inception (6/2/2006)
The Fund – Retail Class Shares
Return Before Taxes	29.49%	-2.80%
Return After Taxes on Distributions	29.38%	-2.84%
Return After Taxes on Distributions and Sale of Fund Shares	19.17%	-2.39%
Russell 1000 Index S&P 500 Index	28.43% 26.47%	-1.72% -1.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above.  Performance data current to the most recent month end may be obtained by calling (800) 343-5902 or accessed on the Fund’s website at www.toreadorfunds.com.

Portfolio Management

Investment Adviser – Toreador  Research & Trading LLC

Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception:

•	Paul Blinn – Managing Member of the Adviser
•	Rafael Resendes – Managing Member of the Adviser

Purchase and Sale of Fund Shares

Minimum Initial Investment                                                                                                To Place Buy or Sell Orders
$1,000 for Retail Class shares                                                                                                By Mail:     Toreador Large Cap Fund
$10,000 for Institutional Class shares                                                                                                        c/o:  Unified Fund Services, Inc.
                                                               P.O. Box 6110
Minimum Subsequent Investments                                                                                                           Indianapolis, IN 46206
$100 for both share classes
                                           By Phone:  (800) 343-5902

You may sell or redeem shares through your dealer or financial adviser.  Please contact your financial intermediary directly to find out of additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S
PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company:

•	Included in the S&P 500© Index, or
•	Included in the Russell 1000© Index, or
•	With a market capitalization greater than $5 billion.

As of July 31, 2010, the median market capitalization of companies included in the S&P 500 was $___ million, and the median market capitalization of companies included in the Russell 1000 Index was $___ million.  The market capitalization of these indexes is subject to change from time to time.

Under normal circumstances, the Fund invests at least 80% of its net assets in large cap equity securities directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign large cap companies.  Equity securities in which the Fund and underlying funds may invest include common stocks, as well as securities convertible into common stocks, preferred stocks, and other investment companies (including ETFs) that invest primarily in equity securities.  The Fund may invest in foreign stocks listed on U.S. or foreign exchanges, as well as American Depository Receipts or Global Depository Receipts.  The Fund may invest in inverse ETFs, including leveraged ETFs.  The Fund may also invest in ETFs whose portfolios primarily consist of commodities.

The Fund’s adviser selects securities that it believes offer superior return potential considering the following factors:

•	Attractive market price relative to intrinsic value, as determined by the adviser based on the company’s estimated future potential earnings discounted to their present value;
•	Improving trends in a company’s economic performance; and
•	A company’s effective pursuit of wealth-creating strategies.

The Fund seeks to reduce investment risk by investing across a broad range of economic sectors, with the goal of achieving investment diversity.  In selecting securities within a particular economic sector, the Fund’s goal is to identify companies that it believes have the potential for superior performance within each sector.  The Fund does not invest for the purpose of identifying favored economic sectors.  Instead, the Fund attempts to invest across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility, without sacrificing potential returns.

The Fund typically will sell securities of a portfolio company when the trading price of the company’s stock exceeds the adviser’s estimate of the company’s fundamental value and/or there are other companies that offer greater appreciation potential.  When the adviser deems that change will benefit the Fund, portfolio turnover will not be a limiting factor.

During volatile market conditions, the adviser’s investment strategy may involve frequent buying and selling of portfolio securities to rebalance the Fund’s exposure to various market sectors.  During such times, the Fund may experience a high portfolio turnover rate, the effects of which are described under “Principal Risks of Investing in the Funds – Portfolio Turnover Risk.”

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.  Below are some of the specific risks of investing in the Fund.

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Management Risk. A portfolio manager’s skill in choosing appropriate investments for the Fund will play a large part in determining whether the Fund is able to achieve its investment objective. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. If the portfolio manager’s assessment is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•
Large Cap Risk.  Large capitalization companies tend to be less volatile than companies with smaller market capitalization.  This potentially lower risk means that the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•
Investment Company Securities Risk.  When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value; an active market may not develop, it may employ a strategy that utilizes high leverage ratios; and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds.  The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks.  The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely.   Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor. Depository receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. Securities of foreign companies may be denominated in foreign currencies.  Exchange rate fluctuations may reduce or eliminate gains or create losses.

•	Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.
•
Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate that exceeds 100%.  A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes.  These factors may negatively affect the Fund’s performance.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking long-term capital appreciation
•	Investors willing to accept price fluctuations in their investments

General

The investment objective of the Fund may be changed without shareholder approval; except that the Fund may not change its policy of investing at least 80% of its net assets in large cap equity securities without at least 60 days prior written notice to shareholders.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  For example, the Fund may hold up to 100% of its assets in cash, short-term U.S. government securities, money market instruments, other investment companies including money market funds and exchange-traded funds, investment grade fixed income securities, or repurchase agreements.  To the extent consistent with the Fund’s principal strategies as described above, including its policy to invest at least 80% of its net assets in large cap equity securities during normal market conditions, the Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How To Buy Shares

Shares of the Fund are available exclusively to U.S. citizens.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day on which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Class of Shares.  The Fund currently offers two share classes:  Retail Class and Institutional Class.

Retail Class.  Retail Class shares require an initial minimum investment of $1,000 and minimum subsequent investments of $100.  Retail Class shares charge a 0.25% Administrative Services fee, and are offered to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks, or trust companies that have entered into an agreement with the Fund’s distributor

Institutional Class.  Institutional Class shares are subject to a higher minimum initial investment of $10,000, and minimum subsequent investments are $100.  Institutional Class shares do not pay any administrative services fees.  Institutional Class shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase.

You may be eligible to purchase both classes of shares.  If so, you should compare the fees and expenses applicable to each class and decide which is better for you.  The Retail Class shares will have ongoing administrative services fees, whereas the Institutional Class shares do not, but may be subject to transaction fees payable to the financial institution you use to make your purchase.  Depending on the length of time you intend to hold the shares, you may pay more with one class than you would with the other.

The adviser may waive the minimums for either class of shares at its discretion, including for existing clients of the adviser.  The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment, however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions).  However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - Your initial purchase request must include:

• a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amounts) made payable to Toreador Large Cap Fund;
• an indication of whether Retail Class or Institutional Class shares are to be purchased.

Mail the application and check to:

U.S. Mail: Toreador Large Cap Fund                                                                               Overnight:       Toreador Large Cap Fund
c/o Unified Fund Services, Inc.                                                                                               c/o Unified Fund Services, Inc.
P.O. Box 6110                                                                                                                          2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206                                                                                                     Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (800) 343-5902 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  The purchase price per share will be the net asset value next determined after the wire purchase is received by the Fund.  Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment.  Each additional mail purchase request must contain:

•	your name
•	the name on your account(s)
•	your account number(s)
•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus.  To send a bank wire, call Shareholder Services at (800) 343-5902 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  Please contact Shareholder Services at (800) 343-5902 for information regarding opening an IRA or other retirement account.  Please consult with an attorney or tax adviser regarding these plans.  The adviser has chosen to pay the custodial fees for IRAs.  However, the Fund reserves the right to charge shareholders for this service in the future.

Administrative Services Plan

The Fund has adopted an Administrative Services Plan with respect to Retail Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor.  Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Class shares.

For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as recordholder and nominee of Retail Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Class shares; (iv) processing dividend payments; and (v) providing periodic account statements.  Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the assets of the Retail Class on an on-going basis.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  You may be prohibited or restricted from making future purchases in the Fund.  Checks must be made payable to the Fund.  The Fund and its transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).   Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How To Redeem Shares

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  The Fund does not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail: Toreador Large Cap Fund                                                                           Overnight:       Toreador Large Cap Fund
c/o Unified Fund Services, Inc.                                                                                           c/o Unified Fund Services, Inc.
P.O. Box 6110                                                                                                                     2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206                                                                                                Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form.  To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions.  The Fund may also require a signature guarantee for redemptions of $25,000 or more.  All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  Please call Shareholder Services at (800) 343-5902 if you have questions.  At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (800) 343-5902.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option.  The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Fund Policy on Market Timing

The Fund discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements.  Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund.  A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 60 calendar days of investment.  Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee.  After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 60-day holding period.  Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies.  The proceeds collected from redemption fees will be retained by the Fund for the benefit of existing shareholders.  The Fund’s administrator performs automated monitoring of short-term trading activity, if any, in the Fund’s shares.  Any instance of suspected short-term trading is investigated by the Administrator’s compliance department.  If such trades were deemed to be a violation of the Fund’s short-term trading policy, then the Fund’s adviser would be notified and action taken, such as suspending future purchases by the short-term trader.  The Administrator provides a quarterly certification to the Board of Trustees, confirming that it has monitored Fund shareholders’ trades for potential short-term trading activity and, if such activity were to be discovered, the Administrator would be required to report such short-term trading to the Board of Trustees.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees.  Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee.  Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s adviser, due to changes in an investor’s circumstances, such as death.  No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a Financial Intermediary.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  Consequently, the Fund may not have knowledge of the identity of investors and their transactions.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  Under a federal rule, the Fund is required to have an agreement with many of its Financial Intermediaries obligating the Intermediaries to provide, upon the Fund’s request, information regarding the Financial Intermediaries’ customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place.  Certain Financial Intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive.  The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (800) 343-5902.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen business days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.  You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is, due to redemptions, less than $1,000 for the Retail Class or $10,000 for the Institutional Class, or such other minimum amount as the Fund may determine from time to time.  Alternatively, the Fund may require an Institutional Class shareholder to convert its Institutional Class shares into Retail Class shares in the event the value of such shareholder’s account falls below $10,000 due to redemptions (excluding the effect of reductions in value due to market fluctuations).  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”) for the applicable class.  The NAV of each class of shares is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday).  For each class, the NAV is calculated by dividing the total assets of the class (including interest and dividends accrued but not yet received) minus the liabilities of that class (including accrued expenses) by the total number of shares of the class outstanding.  Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded.  Lacking a closing price, a security is valued at its last bid price except when, in the adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  If market quotations are not readily available or do not reflect fair value, or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value, the security will be valued by the Fund’s adviser at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser according to procedures established by the Board of Trustees.  Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations.  Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders.  However, there is no assurance that fair valuation policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.  The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Dividends, Distributions and Taxes

Dividends and Distributions.  The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any net realized capital gains.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist primarily of net realized capital gains.  The Fund declares and pays dividends at least annually.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table).

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss) to its shareholders once a year, and may make additional distributions as it deems desirable at any other time during a particular year.  Capital gains are generated when the Fund sells its capital assets for a profit.  Capital gains are taxed differently depending on how long the Fund has held the capital asset sold.  Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares.  If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  When reinvested, those amounts are subject to the risk of loss like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders.  These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% on non-corporate taxpayers. Unless otherwise amended, the tax rate on non-corporate taxpayers will revert to the regular, higher income tax after December 31, 2010.
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers.* Unless otherwise amended, long-term capital gains tax rates will revert to 20% after December 31, 2010.
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers.* Unless otherwise amended, long-term capital gains tax rates will revert to 20% after December 31, 2010.
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.
*For gains realized before December 31, 2010.

Under current law, effective through December 31, 2010, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met.  However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.  If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% (which rate is currently scheduled to increase to 31% beginning January 1, 2011) of your distributions and sales proceeds.  If you are subject to back up withholding, we also will withhold and pay to the IRS 28% (or any applicable higher rate) of your distributions (under current law).  Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

Toreador Research & Trading LLC, 7493 North Ingram, Suite 104, Fresno, California  93711, serves as the adviser to the Fund.  The adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio.  The adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies.

Effective September 1, 2009, the Fund is obligated to pay the adviser a fee equal to 0.90% of the Fund’s average daily net assets.   Prior to this date, the management fee was 1.00% of the Fund’s average daily net assets.  During the fiscal year ended April 30, 2010, the adviser actually received a fee equal to ___% (after waiver and reimbursement of Fund expenses) from the Fund.  The adviser has paid the offering expenses of the Fund, and, effective as of September 1, 2009 has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as such as expenses incurred by other investment companies in which the Fund may invest; any 12b-1 fees, and extraordinary expenses) do not exceed 0.95% of the Fund’s average daily net assets.  The contractual agreement is in effect through August 31, 2011.  Prior to September 1, 2009, the expense limitation was 1.50%.  The offering expenses and each fee waiver and expense reimbursement by the adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

The adviser, not the Fund, may pay certain Financial Intermediaries a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by Financial Intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Fund’s semi-annual report for the period ended October 31, 2009 contains a discussion of the factors that the Board of Trustees most recently considered in renewing the Fund’s management agreement.

The Investment Team

The adviser’s Investment Team is jointly responsible for managing the Fund’s investments.  The Investment Team is comprised of the following portfolio managers:

Paul Blinn.  Mr. Blinn, portfolio manager, is jointly responsible for the day-to-day management of the Fund’s portfolio, including stock selection, investment monitoring and trading.   Mr. Blinn has over 23 years of capital market experience, during which time he had oversight and direct responsibility for the discretionary trading and risk management of large and complex portfolios of cash and derivative securities using numerous arbitrage strategies that sought to exploit pricing discrepancies identified by statistical models.  He acquired this experience as an Executive Director at UBS, a global financial firm, and its predecessor banks from 1985 to 2000, and, most recently, as a Vice President of a leading option market maker and then a Senior Equity Derivatives Trader for a hedge fund from 2000 to 2005. Mr. Blinn graduated with honors from The University of Texas at Austin with a BBA in Finance.

Rafael Resendes.  Mr. Resendes, portfolio manager, is jointly responsible for the day-to-day management of the Fund’s portfolio, including stock selection and investment monitoring.  He is the co-founder of The Applied Finance Group, a financial research firm that has provided financial analyses, valuations and equity research to over 150 institutional investors and money managers since its inception in 1995.  Mr. Resendes has over 20 years of capital market experience and has spent the past 15 years in the area of equity research and valuation.  Mr. Resendes has been an adjunct professor of finance at DePaul University in Chicago, and is a frequently cited source for publications such as Forbes, The Wall Street Journal, and CBS MarketWatch.com, among others.  Mr Resendes was co-portfolio manager of an equity hedge fund sponsored by AFG from 1998 to 1999.  He graduated Phi Beta Kappa from The University of California, Berkeley with a BS in Finance and received his MBA from the University of Chicago.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including each portfolio manager’s compensation, other accounts that he manages, and ownership of Fund shares.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of the Fund.  Certain information reflects financial results for a single share.  Total return represents the rate you would have earned (or lost) on an investment in the shares of the Fund, assuming reinvestment of all dividends and distributions.  This information has been audited by the Fund’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request without charge.

[financial highlights to be supplied]

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information.  The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund.  Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports:  While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI):  The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (800) 343-5902.  You may also request other information about the Fund and make shareholder inquiries.  Alternatively, the Fund’s SAI and Annual and Semi-Annual reports will also be made available, free of charge, at the Fund’s Internet site at www.toreadorfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://sec.govhttp://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

TOREADOR LARGE CAP FUND

Retail Class (TORLX)
Institutional Class (TORZX)

A Series of the Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

______, 2010

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus of Toreador Large Cap Fund dated _____, 2010.   This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2010 (“Annual Report”).  A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, or by calling Shareholder Services at (800) 343-5902.

TABLE OF CONTENTS
PAGE

DESCRIPTION OF THE TRUST AND FUND	2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	8
INVESTMENT ADVISER	10
TRUSTEES AND OFFICERS	12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	17
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	18
PORTFOLIO TURNOVER	18
PORTFOLIO TRANSACTIONS AND BROKERAGE	18
DISCLOSURE OF PORTFOLIO HOLDINGS	20
PROXY VOTING POLICY	21
DETERMINATION OF NET ASSET VALUE	21
REDEMPTION IN-KIND	22
STATUS AND TAXATION OF THE FUND	22
CUSTODIAN	24
FUND SERVICES	24
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25
DISTRIBUTOR	25
ADMINISTRATIVE SERVICES PLAN	25
FINANCIAL STATEMENTS	26

DESCRIPTION OF THE TRUST AND FUND

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005, and commenced operations on June 2, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees.  The Fund’s investment adviser is Toreador Research & Trading LLC (the “Adviser”).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  The Fund currently offers two classes of shares, and may offer additional classes of shares in the future.

In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights.  The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected.  All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  The Fund will provide notice to shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders.  Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund.  The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available.  The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A.           Equity Securities.  The Fund will invest in equity securities, including common stock, common stock equivalents (such as rights and warrants, and convertible securities) and preferred stock.  Warrants are options to purchase equity securities at a specified price valid for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date.  In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.  Equity securities also include depository receipts and exchange-traded funds.

A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond (discussed below) and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock typically has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

B.           Investment Company Securities.   Equity securities in which the Fund may invest include shares of other investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and money market funds.  The Fund may invest in inverse ETFs, including leveraged ETFs.  Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis.  The Fund also may invest in ETFs whose portfolios primarily consist of commodities.

When the Fund invests in other investment companies, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.  Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds:  (i) the ETF’s shares may trade at a market price that is above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs.  To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds.  The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.  This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks.  Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver.  The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity.  The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds.  Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

C.           Convertible Securities.  A convertible security may be preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive the dividend generally paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have several unique investment characteristics, including (a) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (b) the potential for capital appreciation if the market price of the underlying common stock increases.  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

D.           Foreign Securities

General – The Fund may invest in foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

                      Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Depository Receipts. The Fund may gain exposure to to foreign securities by purchasing depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs are foreign receipts evidencing a similar arrangement.  For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments.  For example, an ADR or GDR representing ownership of common stock will be treated as common stock.  Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depository receipt facilities may be established as either “unsponsored” or “sponsored.”  While depository receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depository receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored depository receipts generally bear all the costs of such facility.  The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities.  In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depository receipts.

Sponsored depository receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository.  The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depository receipt holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities.

E.           Repurchase Agreements.   The Fund may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers (“Seller”) as determined by the Adviser.  In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by that Fund plus an agreed interest payment (“Repurchase Price”).  The Seller’s obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. Government securities or U.S. agency guaranteed securities (“Collateral”).  The Collateral is held by the Fund’s custodian or a qualified subcustodian under the Investment Company Act of 1940, as amended (the “1940 Act”) that is a financial intermediary.  The Adviser will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price.  Each repurchase agreement must at all times be “fully collateralized” by the Collateral as required by the 1940 Act.  Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price.

In addition, the Fund may invest in foreign repurchase agreements.  Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency.  In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased, i.e., the collateral, in U.S. dollars, is less than the agreed upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws.  As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations.  Repurchase agreements with foreign counterparties may have more risk than with U.S. counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.

F.           Loans of Portfolio Securities.  The Fund may make short and long term loans of its portfolio securities.  To the extent that a lending policy is authorized by the Board of Trustees and implemented by the Adviser, the Fund may make loans of its portfolio securities in response to requests of broker-dealers or institutional investors which the Adviser deems qualified.  In all such cases, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities.  The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.  No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund’s net assets.

G.           Options Transactions.  The Fund may use options for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure.  An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”).  The holder pays the premium at inception and has no further financial obligation.  The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset.  The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset.  The Fund may buy or sell put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.

The Fund will sell options to the extent that it (i) owns the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index, or (ii) does not own the underlying security or portfolio of securities, but maintains a segregated account with its custodian consisting of government securities or high quality liquid debt obligations equal to the market value of the option.  Securities held in the segregated account will be marked to market daily to reflect the Fund’s current obligations with respect to outstanding options.  When the Fund writes options, it may be subject to margin requirements imposed by the broker and, therefore, may be required to segregate additional securities in a separate account with its custodian and pledge the securities deposited in such account to the broker.

Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the buyer of such options.  When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls.  If the security appreciates to a price higher than the exercise price of the call option, the option holder most likely will exercise the option and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.  If the security depreciates to a price lower than the exercise price of the put option, the put option most likely will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.  Risks associated with writing options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The buying and selling of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  To the extent the Fund enters into the transaction for hedging purposes, imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

INVESTMENT LIMITATIONS

A.           Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.           Borrowing Money.  The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.           Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.           Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.           Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.           Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.           Loans.  The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.           Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.           Diversification.  With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.           Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.           Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.           Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.           Illiquid Securities.  The Fund will not purchase illiquid or restricted securities.

4.           Loans of Portfolio Securities.  The Fund will not make loans of portfolio securities.

5.           SEC Name Rule.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large capitalization companies.  For this purpose, the Adviser defines large capitalization companies as those included in the S&P 500© Index or the Russell 1000© Index, or with a market capitalization greater than $5 billion.  The Fund may not change this policy except upon at least 60 days prior written notice to shareholders.

INVESTMENT ADVISER

The Fund’s Adviser is Toreador Research & Trading LLC.  The adviser is controlled by Rafael Resendes, Dan Obrycki, and Paul Blinn.  The Fund is the first mutual fund managed by the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, effective September 1, 2009, the Fund is obligated to pay the Adviser a fee equal to 0.90% of the Fund’s average daily net assets.  Prior to this date, the Fund’s management fee was 1.00% of the Fund’s average daily net assets.  The adviser has paid the offering expenses of the Fund, and, effective September 1, 2009 has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that total annual operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Retail Class shares only), borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, any 12b-1 fees, and any indirect expenses such as such as expenses incurred by other investment companies in which the Fund may invest ) do not exceed 0.95% of the Fund’s average daily net assets.   The contractual agreement is in effect through August 31, 2011.   Prior to September 1, 2009, the expense limitation was 1.50%.  The offering expenses and each fee waiver and expense reimbursement by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

The following table sets forth the advisory fees paid to the Adviser by the Fund for the fiscal periods indicated:

Fiscal Year Ended	Advisory Fees Accrued	Total Fees Waived and/or Expenses Reimbursed	Net Advisory Fees Paid
April 30, 2008	$ 150,401	$ 102,302*	$ 48,099
April 30, 2009	$ 186,770	$ 90,028**	$ 96,742
April 30, 2010	$____	$_____***	$____
* Subject to reimbursement by the Fund through April 30, 2011
**Subject to reimbursement by the Fund through April 30, 2012
***Subject to reimbursement by the Fund through April 30, 2013

The Fund’s semi-annual report for the period ended October 31, 2009 contains a discussion of the factors that the Board of Trustees most recently considered in renewing the Fund’s management agreement.

The Adviser retains the right to use the name “Toreador” in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “Toreador” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days written notice.

The Adviser, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

The Adviser’s investment team is responsible for the day-to-day management of the Fund.  Paul Blinn and Rafael Resendes (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) comprise the Adviser’s investment team.  As of April 30, 2010 , each Portfolio Manager exclusively managed the Fund and was not responsible for the portfolio management of any other client account.

Each Portfolio Manager is compensated for his services by the Adviser.  Each Portfolio Manager’s compensation consists of a fixed salary and, as owners of the Adviser, a share of the profits of the Adviser, if any, based on each such Portfolio Manager’s percentage ownership of the Adviser.  In addition, Portfolio Manager Rafael Resendes is a co-founder and executive of The Applied Finance Group , Ltd. (“AFG”) and, as owner, he also shares in the profits of AFG and participates in an AFG-sponsored 401(k) plan.

As stated above, Portfolio Manager Rafael Resendes is a co-founder and executive of AFG.  AFG is an investment consulting firm that provides financial analyses and equity research and valuation to financial institutions, including the Adviser.  AFG provides research and other proprietary valuation information to the Adviser for its use in choosing Fund investments.  In order to avoid conflicts of interest or potential misuse of information, AFG and the Adviser have each implemented policies and procedures to restrict access to certain types of information until generally published, and require outside compliance involvement to oversee and pre-approve certain types of transactions where conflicts may arise.  Further, AFG and the Adviser have engaged an outside compliance firm to oversee this program and implement and monitor the adopted polices and procedures.

Each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of immediate family members; as a result, each Portfolio Manager may engage in activities other than on behalf of the Fund.  Conflicts may arise as a result of the Portfolio Manager’s differing economic interests in respect of such activities, such as with respect to allocating investment opportunities.  Pursuant to the Code of Ethics adopted by each of the Trust and the Adviser, the Portfolio Managers are prohibited from effecting transactions for their personal accounts which are contrary to recommendations being made to the Fund.  In addition, the Portfolio Managers are prohibited from competing with the Fund in connection with such transactions.

1

As of April 30, 2010 , the Portfolio Managers owned shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Fund Shares
Paul Blinn	$100,001 - $500,000
Rafael Resendes	$100,001 - $500,000

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS.   The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.   The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees .

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 62 ) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present
President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008;  Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005 .

Stephen A. Little (Age - 64 ) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005 .
Daniel J. Condon (Age - 59 ) Independent Trustee, December 2002 to present
Vice President and General Manager of International Crankshaft Inc., an automotive equipment manufacturing company, 1990-2002; President and Director, International Crankshaft, Inc. since January 2002 ; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005 .

Ronald C. Tritschler (Age - 57) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006
Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005 .

Kenneth G.Y. Grant (Age – 61 ) Independent Trustee, May 2008 to present
Senior Vice President of Global Trust Company since 2008; Senior Vice President of Advisors Charitable Gift Fund since May 2005; Senior Vice President and Chief Officer, Corporate Development, of Northeast Retirement Services, Inc. since February 2003; Senior Vice President of Savings Banks Employees Retirement Association since February 2003; Treasurer (since January 2004)  and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*    The address for each trustee is 2960 N. Meridian St., Suite 300 ., Indianapolis, IN  46208.
**  The Trust currently consists of 27 series.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 54)*** Trustee, November 2007 to present
Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Melissa K. Gallagher (Age - 44) President, November 2009 to present
Employed in various positions with Unified Fund Services, Inc., the
Trust’s administrator, and Unified Financial Securities, Inc., the
Trust’s Distributor, since September of 2000; currently Senior Vice President of Unified Fund Services, as well as President and Treasurer of Unified Financial Securities.

John C. Swhear (Age - 49) Senior Vice President, May 2007 to present
Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds since March 2010; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010; Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including:  Associate General Counsel, April 2007; Investment Adviser Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007 and Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel, OneAmerica Securities Inc., February 2007 to April 2007;  Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Christopher E. Kashmerick (Age - 35) Treasurer and Chief Financial Officer, November 2008 to present
Vice President of Fund Accounting, Financial and Tax Reporting for Unified Fund Services, Inc., the Trust's Administrator, since April 2008; Assistant Vice President, Compliance Officer and Compliance Administrator for U.S. Bancorp Fund Services, LLC, a mutual fund servicing company, from February 2005 to April 2008.

Lynn E. Wood (Age - 63) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005.
Tara Pierson (Age - 35) Secretary, May 2010 to present
Employed by Unified Fund Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to present. Assistant Secretary of the Trust from November 2008 to May 2010.

*    The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN  46208.
**  The Trust currently consists of 27 series.
*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board.  He previously served as trustee to three other registered investment companies.  In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing.  Mr. Little previously held NASD Series 6, 7, and 22 licenses.  Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary.  Prior to completing his education, Mr. Little served in the U.S. Marine Corps.  Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E . Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995.  He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees.  He previously served as a trustee to three other registered investment companies and a variable insurance trust.  In 2008, Mr. Hippenstiel founded an investment consulting firm and he also serves as Chairman of the investment committee for two family foundations.  Prior to that, he served as Chief Investment Officer of Legacy Trust Company for 17 years, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts.  Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley.  Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002.  He has also served as trustee of three other registered investment companies.  From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company.  Since 2002, he has served as President and director of the company.  Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University.  He also received his registered Professional Engineer license.  Mr. Condon was selected as Trustee based on his over 20 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002.  He also has served as trustee of three other registered investment companies.  Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores.  Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company.  Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008.   He is a founder of a trust company that offers collective investment trust products to qualified plans.  Mr. Grant has over 25 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing.  Mr. Grant also has experience developing trust and plan accounting services for institutional investors.  He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches . Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University.  Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007.   She has served as Executive Vice President of Huntington National Bank since December 2001.  She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency.   Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust.  Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

RISK MANAGEMENT .  As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•
The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant.   The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees.   The Audit Committee met four times during the year ended December 31, 2009 .

•
The Pricing Committee is responsible for reviewing and approving fair valuation determinations.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.  In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2009 .

•
The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts.  The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust's Administrator.  The Committee also conducts interviews of advisers and sub-advisers to the Trust.  The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum.  This Committee held four meetings during the year ended December 31, 2009 .

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants.   The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics.  In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks.  He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers.  As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers.   Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;
•	Assess how Trust personnel monitor and evaluate risks;
•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;
•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and
•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings.  Trustees also participate in special meetings and conference calls as needed.  In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal.  Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)             Fund Performance/Morningstar Report/Portfolio Manager’s Commentary
(2)             Code of Ethics review
(3)             NAV Errors, if any
(4)             Distributor Compliance Reports
(5)             Timeliness of SEC Filings
(6)             Dividends and other Distributions
(7)             List of Brokers, Brokerage Commissions Paid and Average Commission Rate
(8)             Review of 12b-1 Payments
(9)             Multiple Class Expense Reports
(10)           Anti-Money Laundering/Customer Identification Reports
(11)           Administrator and CCO Compliance Reports
(l2)            Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy.  When soliciting future nominees for Trustee , the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust.  Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2009 .

Trustee	Dollar Range of the Funds’ Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	None
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$1-10,000
Nancy V. Kelly	None	None
* The Trust currently consists of 27 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each Fund on an individual basis and by the Trust on an aggregate basis.  Trustees’ and officers’ fees and expenses are Trust expenses and each Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by each  Fund will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust1
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$1,778	2	$0	$0	$48,000
Stephen A. Little, Chairman of the Board	$1,778	2	$0	$0	$48,000
Daniel J. Condon, Trustee	$1,407	3	$0	$0	$38,000
Ronald C. Tritschler, Trustee	$1,407	3	$0	$0	$38,000
Kenneth G.Y. Grant, Trustee	$1, 407	3	$0	$0	$38,000

Interested Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust1
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Melissa K. Gallagher , President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
Christopher E. Kashmerick, Treasurer and CFO	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$5, 852 4	$0	$0	$158, 000 5
Tara Pierson, Secretary	$0	$0	$0	$ 0
1The Trust currently consists of 27 series.
2 During the fiscal year ended April 30, 2010 , each Trustee received a total of $___ from the Fund.
3 During the fiscal year ended April 30, 2010 , each Trustee received a total of $___ from the Fund.
4 During the fiscal year ended April 30,
2010 , the CCO received a total of $____ from the Fund.
5   This amount does not include the value of benefits provided to the CCO.  In addition to the CCO’s salary listed in the table, the Trust escrows $25,000 for CCO bonus compensation and to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc.  These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of ______, 2010 , the following persons were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
[ ]	___%	Record

As of ______, 2010 , the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law.  The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”).  The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number.  You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity.  Entities are also required to provide additional documentation.  This information will be verified to ensure the identity of all persons opening an account with the Fund.  The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  The Fund’s portfolio turnover rate for the fiscal year ended April 30, 2009 was 92.88%, and the portfolio turnover rate for the fiscal year ended April 30, 2010 was 59.59%.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.  During the fiscal year ended April 30, 2010 , the Adviser did not direct any Fund brokerage transactions to brokers on the basis of research services provided by any such broker to the Fund.

Over-the-counter transactions may be placed with broker-dealers if the Adviser is able to obtain best execution (including commissions and price).  Over-the-counter transactions may also be placed directly with principal market makers.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The following table provides information regarding the amount of brokerage commissions paid by the Fund for the periods indicated:

Fiscal Year Ended	Brokerage Commissions Paid

April 30, 2008	$10,278
April 30, 2009	$16,670
April 30, 2010	$12,257

The Trust, the Adviser and the Fund’s Distributor have each adopted a Code of Ethics (the “Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940.  The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain copies of the Codes from the Fund, free of charge, by calling Shareholder Services at (800) 343-5902.  You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.www.sec.gov

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

           The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time.  This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.

           Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. The Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Fund’s Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests.  As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees.  The Adviser’s proxy voting policy generally provides that all proxy solicitations shall be reviewed on an issuer-by-issuer basis, and that each item for which a vote is sought shall be considered in the context of the issuer under review and the various economic impacts such item may have on the Fund’s stated investment objectives.  The Adviser will give great weight to the views of the issuer’s management, and in most cases will vote in favor of management’s recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Fund’s shareholder value.  In such cases, the Adviser will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Fund’s shareholders.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions.  The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (800) 343-5902 or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Suite 300, Indianapolis, IN  46208, Attn:  Unified Series Trust Chief Compliance Officer.  A copy of the policies will be mailed to you within three days of receipt of your request.  You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov.  A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX.  The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of each class of shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Trust is open for business on every day on which the New York Stock Exchange (NYSE) is open for trading.  The NYSE is closed on Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines established by the Board of Trustees.  The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee who is a member of the Pricing Committee as fair valuation issues arise.  Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash.  However, if the amount being redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year.  There can be no assurance that it actually will so qualify.  If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders.  This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

A redemption of the Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax.  The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year.  If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•
Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•
Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction.  As of April 30, 2010 , the Fund had available for federal tax purposes unused capital loss carryforwards of $_______, which expires in 20__.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary.  Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions.  Generally, the Fund’s distributions are taxable to you in the year you received them.  However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.  Investors should be careful to consider the tax consequences of buying shares shortly before a distribution.  The price of shares purchased at that time may reflect the amount of the anticipated distribution.  However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning.  Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments.  The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.  A Trustee of the Trust is a member of the Custodian’s management.  The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody.  The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees.  Custodial fees are subject to a $250 monthly minimum fee per Fund account.

FUND SERVICES

           Unified, 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Fund’s transfer agent, fund accountant, and administrator.  Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the custodian and the Distributor.  Certain officers of the Trust are also officers and/or employees of Unified.

Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. For its services as a transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder account (subject to a minimum annual fee of $15,000).

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services.  For its services as fund accountant, Unified receives a monthly fee from the Fund equal to an annual rate of 0.05% of the Fund’s average daily net assets up to $50 million, 0.04% of the Fund’s average daily net assets from $50 million to $100 million, 0.03% of the Fund’s average daily net assets from $100 million to $150 million, and 0.02% of the Fund’s average daily net assets over $150 million (subject to a $20,000 annual minimum).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund’s average daily net assets under $50 million, 0.07% of the Fund’s average daily net assets from $50 million to $100 million, 0.05% of the Fund’s average daily net assets from $100 million to $150 million, and 0.03% of the Fund’s average daily net assets over $150 million (subject to a $30,000 annual minimum).

The following table provides information regarding fees paid by the Fund to Unified during the periods indicated, in connection with its transfer agency, fund accounting and administrative services to the Fund.  The amounts given include reimbursement for various out-of-pocket expenses.

Fiscal Year Ended	Fees Paid for Transfer Agent Services	Fees Paid for Fund Accounting Services	Fees Paid for Administrative Services

April 30, 2008	$33,314	$19,833	$32,000
April 30, 2009	$40,538	$20,000	$31,500
April 30, 2010	$_____	$_____	$_____

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The firm of ___________ has been selected as the independent registered public accounting firm for the Fund for the fiscal year ended April 30, 2011.  _________ performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund.   Certain officers of the Trust are officers of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and Unified, are wholly-owned subsidiaries of Huntington Bancshares.  As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATIVE SERVICES PLAN

The Fund has adopted an Administrative Services Plan with respect to Retail Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Retail Class shareholders.  Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services to Retail Class shareholders.  The Plan requires that the Fund, its distributor and/or the Adviser enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Retail Class shareholders before the Adviser can compensate the financial intermediary pursuant to the Administrative Services Plan.

For purposes of the Administrative Services Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Retail Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Retail Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as recordholder and nominee of all Retail Class shares beneficially owned by the intermediary’s customers; (e) providing sub-accounting with respect to Retail Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Retail Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the financial intermediary; and/or (m) furnishing (either separately or on an integrated basis with other reports sent to a customer by the intermediary) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

FINANCIAL STATEMENTS

     The financial statements of the Fund and the report of the independent registered public accounting firm required to be included in this SAI are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2010.   The Annual Report may be obtained, without charge, by calling Shareholder Services at (800) 343-5902.

PART C. OTHER INFORMATION

Item 28.                      Exhibits

(a)	(i)
Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(ii)
First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(iii)
Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(iv)
Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(v)	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

(vi)	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

(vii)	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

(viii)	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

(ix)	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(x)
Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008– Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

(xi)
Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

(xii)
Amendment No. 12 to Agreement and Declaration of Trust as filed with the State of Ohio on August 11, 2009 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

1.	(a)
Copy of  Registrant’s Management Agreement with Spectrum Advisory Services,  Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)
Copy of the Side Letter Agreement with Spectrum regarding fee waiver and expense reimbursement with respect to the Marathon Value Portfolio for the 2010 fiscal year –Filed with Registrant’s registration statement on Form N-1A dated March 1, 2010 and incorporated herein by reference.

2.	(a)
Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

(b)
Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Value Equity Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 1, 2010 and incorporated herein by reference.

3.	(a)
Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(b)
Copy of Registrant’s Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2010, and incorporated herein by reference.

4.
Copy of Registrant’s Amended and Restated Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007, and incorporated herein by reference.

5.
Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Dividend Growth Fund (formerly known as the Strategic Allocation Fund) approved June 6, 2004  – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

6.
Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

7.	(a)
Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005  – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Equity Fund’s 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 29, 2010 and incorporated herein by reference.

8.	(a)
Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund’s 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 29, 2010 and incorporated herein by reference.

9.	(a)
Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

10.
Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

11.	(a)
Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 1, 2010 and incorporated herein by reference.

12.	(a)
Copy of Registrant’s Amended Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund for the 2009 fiscal year – To be filed by amendment.

13.	(a)
Copy of Registrant’s Amended and Restated Management Agreement with Iron Financial, LLC dated November 10, 2008 with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

14.	(a)
Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund for the 2010 fiscal year– Filed with Registrant’s registration statement on Form N-1A dated March 30, 2010 and incorporated herein by reference.

15.	(a)
Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 29, 2010 and incorporated herein by reference.

16.	(a)
Copy of Registrant’s Management Agreement with Symons Capital  Management, Inc. with regard to the Symons Capital Appreciation Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Capital Appreciation Institutional Fund for the 2010 fiscal years – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2010 and incorporated herein by reference.

17.	(a)
Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the 2010 fiscal years – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2010 and incorporated herein by reference.

18.	(a)
Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Managed Volatility Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 1, 2010 and incorporated herein by reference.

19.	(a)
Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Large Cap Value Fund’s 2009 fiscal year – To be filed by amendment.

20.	(a)
Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund’s 2009 fiscal year – To be filed by amendment.

21.
Copy of Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Large Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

22.	(a)
Copy of Registrant’s Management Agreement with Mirzam Asset Management, LLC with regard to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Mirzam Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Mirzam Capital Appreciation Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N1-A dated December 1, 2009 and incorporated herein by reference.

(c)
Copy of Sub-Advisory Agreement between Mirzam Asset Management, LLC and Bastiat Capital, LLC with regard to Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

23.	(a)
Copy of Registrant’s Management Agreement with Bell Investment Advisors, Inc. with regard to the Bell Worldwide Trends Fund – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Bell Investment Advisors, Inc. regarding fee waiver and expense reimbursement with respect to the Bell Worldwide Trends Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2010 and incorporated herein by reference.

24.	(a)
Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with SB-Auer Funds, LLC regarding fee waiver and expense reimbursement with respect to the Auer Growth Fund for the 2010 fiscal year– Filed with Registrant’s registration statement on Form N-1A dated January 29, 2010 and incorporated herein by reference.

25.	(a)
Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Diversified Equity Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2010, and incorporated herein by reference.

(c)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Aletheia Research and Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(d)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and London Company of Virginia with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(e)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Pictet Asset Management, Ltd. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

26.	(a)
Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Strategic Income Fund for the 2019 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2010, and incorporated herein by reference.

(c)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Loomis, Sayles & Company, LP with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(d)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and SMH Capital Advisors, Inc. with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

27.	(a)
Copy of Registrant’s Management Agreement with Symons Capital  Management, Inc. with regard to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Small Cap Institutional Fund for the 2010 fiscal year– Filed with Registrant’s registration statement on Form N-1A dated March 30, 2010 and incorporated herein by reference.

28.	(a)
Copy of Registrant’s Management Agreement with Jones Asset Management, LLC with regard to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Jones Villalta Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated March 1, 2010 and incorporated herein by reference.

(e)	(1)	Underwriting Contracts.

(a)
Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(b)
Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

(2)
Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)
Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(4)
Underwriting Contracts.  Copy of Distribution Agreement among Registrant, IMS Capital Management, Inc. and Foreside Distribution Services, L.P., dated July 1, 2008 - Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)
Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)	(a)
Custodian Agreement.  Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)
Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)	(1)	(a)
Other Material Contracts.  Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

(b)
Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

(c)
Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(d)
Registrant’s Retail Class Administrative Services Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(i)
Legal Opinion and Consent – Legal opinion was filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and is incorporated herein by reference.  The consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions – Consent of independent registered public accounting firm to the use of audited financial statements for Toreador Large Cap Fund – To be filed by amendment.

(k)           Omitted Financial Statements – None.

(l)
Initial Capital Agreements.  Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	(1)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(3)	Copy of Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(5)
Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(7)
Copy of Rule 12b-1 Distribution Plan with respect to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(8)
Copy of Rule 12b-1 Distribution Plan with respect to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(9)
Copy of Rule 12b-1 Distribution Plan with respect to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2007 and incorporated herein by reference.

(10)
Copy of Rule 12b-1 Distribution Plan with respect to the Bell Worldwide Trends Fund – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

(11)
Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(12)
Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

(13)	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(14)
Copy of Rule 12b-1 Distribution Plan with respect to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(15)
Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(n)	(1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(o)           Reserved.

(p)	(1)	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)
Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q)	(1)	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)
Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(4)
Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(5)
Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)
Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(7)
Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(8)
Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(9)
Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(10)
Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(11)
Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

(12)
Proxy Voting Policy and Procedures adopted by SMI Advisory Services, LLC as advisor to Sound Mind Investing Funds – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2006 and incorporated herein by reference.

(13)
Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(14)	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

(15)
Proxy Voting Policy and Procedures adopted by Bastiat Capital, LLC as sub-advisor to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(16)
Proxy Voting Policy and Procedures adopted by Bell Investment Advisors, Inc. as advisor to the Bell Worldwide Trends Fund – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

(17)
Proxy Voting Policy and Procedures adopted by Aletheia Research and Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(18)
Proxy Voting Policy and Procedures adopted by London Company of Virginia as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(19)
Proxy Voting Policy and Procedures adopted by Pictet Asset Management, Ltd. as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(20)
Proxy Voting Policy and Procedures adopted by SMH Capital Advisors, Inc. as sub-adviser to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(21)
Proxy Voting Policy and Procedures adopted by Loomis, Sayles & Company, LP as sub-adviser to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(22)
Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(23)
Proxy Voting Policy and Procedures adopted by Jones Villalta Asset Management, LLC as adviser to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

Item 29.                      Persons Controlled by or Under Common Control with Registrant

The controlling shareholder of each of the FCI Bond Fund and FCI Equity Fund (together, the FCI Funds”), Midtrusco, is under common control with the FCI Funds’ investment adviser, Financial Counselors, Inc.  Financial Counselors, Inc. is owned 100% by FCI Holding Corporation, a Delaware corporation.

                              Dean Investment Associates, LLC may be deemed to be under common control with each of the Dean Funds because various persons that own Dean Wealth Management LLP, a controlling shareholder of the Dean Funds, also indirectly own more than 75% of Dean Investment Associates, LLC.

Item 30.                      Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.                      Business and Other Connections of the Investment Advisers

1.
Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant.  Mr. Troy Patton is the Managing Director of Archer.  Further information about Archer can be obtained from the Form ADV Part I filed via the FINRA’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.
Bastiat Capital, LLC (“Bastiat”) serves as sub-advisor to Mirzam Capital Appreciation Fund.  Albert J. Meyer and William L. Culbertson, III, portfolio managers of the Mirzam Capital Appreciation Fund, each is a managing member of Bastiat.  Further information about Bastiat can be obtained from its Form ADV Part I available on the IAPD.

3.
Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund, a series of the Trust.  Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker.  Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.
Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust.  John H. Crawford III serves as President and Chief Investment Officer of Crawford.  Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

5.
Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds.  Stephen M. Miller serves President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers.  Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

6.
Dean Capital Management, LLC (“DCM”), serves as sub-advisor to the Dean Funds.  Douglas Leach is an executive officer.  Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

7.
Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust.  Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI.  Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

8.
IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Dividend Growth Fund and IMS Strategic Income Fund, each a series of the Trust.  Mr. Carl W. Marker serves as Chairman and President of IMS.  Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

9.
Iron Financial, LLC serves as investment advisor to the Iron Strategic Income Fund.  Mr. Aaron Izenstark is the President and Mr. Richard Lakin is the Chief Compliance Officer of Iron Financial.  Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

10.
Jones Villalta Asset Management, LLC (“JVAM”), serves as investment advisor to the Jones Villalta Opportunity Fund.  Stephen M. Jones and Thomas E. Villalta are executive officers.  Further information about JVAM can be obtained from its Form ADV Part I available on the IAPD.

11.
Leeb Capital Management, Inc. (“Leeb”), serves as investment advisor to the Leeb Focus Fund.  Steven L. Leeb is the Chief Executive Officer, and Patrick DeSouza, Donna A. Leeb and Steven Fishman are executive officers.  Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

12.
Mirzam Asset Management, LLC (“Mirzam”) serves as investment advisor to Mirzam Capital Appreciation Fund.  Mr. Clifford R. Morris is a managing member of Mirzam.  Further information about Mirzam will be available from its Form ADV Part I available on the IAPD.

13.
Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund.  Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable, William A. Pekin, Adam Strauss, Joshua Strauss, and William Schmidle all are executive officers.  Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

14.
SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund and Sound Mind Investing Managed Volatility Fund, each a series of Registrant.  Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI.  Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

15.
Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust.  Mr. Marc Heilweil serves as President of Spectrum.  Further information about Spectrum can be obtained from the Form ADV Part I available on the IAPD.

16.
Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Value Institutional Fund, Symons Capital Appreciation Institutional Fund, and Symons Small Cap Institutional Fund, each a series of the Trust.  Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer.  Christopher Rickard, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons.  Further information about Symons can be obtained from the Form ADV Part I available on  the IAPD.

17.
The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund.  Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt.  David Sheer and Steven Weiss are executive officers.  Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

18.
Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund.  Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador.  Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

19.
Bell Investment Advisors, Inc. (“Bell”) serves as investment adviser to the Bell Worldwide Trends Fund, a series of Registrant.  Mr. James Bell is the President of Bell.  Further information about Bell can be obtained from its Form ADV Part I available on the IAPD.

20.
Envestnet Asset Management, Inc. (“Envestnet”) serves as investment adviser to the 3 to 1 Funds.  Judson T. Bergman is the Chairman and CEO of Envestnet.  Further information about Envestnet can be obtained from its Form ADV Part I available on the IAPD.

21.
Aletheia Research and Management, Inc. (“Aletheia”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund.  Peter Eichler, Roger B. Peikin and Ernest C’Debaca are executive officers of Aletheia.  Further information about Aletheia can be obtained from its Form ADV Part I available on the IAPD.

22.
London Company of Virginia (“London Company”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund.  Mr. Stephen M. Goddard is the President of London Company.  Further information about London Company can be obtained from its Form ADV Part I available on the IAPD.

23.
Pictet Asset Management, Ltd. (“Pictet”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund.  Renaud Deplanta is the CEO and Richard Heelis is the CIO of Pictet.  Further information about Pictet can be obtained from its Form ADV Part I available on the IAPD.

24.
SMH Capital Advisors, Inc. (“SMH Capital”) serves as sub-adviser to the 3 to 1 Strategic Income Fund.  Jeffrey Cummer is the President and a director of SMH Capital.  Further information about SMH Capital can be obtained from its Form ADV Part I available on the IAPD.

25.
Loomis, Sayles & Company, LP (“Loomis Sayles”) serves as sub-adviser to the 3 to 1 Strategic Income Fund.  Robert J. Blanding is the CEO of Loomis Sayles.  Further information about Loomis Sayles can be obtained from its Form ADV Part I available on the IAPD.

26.
SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund.  Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC.  Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD

Item 32.	Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust.

(a)
Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, The Appleton Funds, Dividend Growth Trust, Dreman Contrarian Funds, Hirtle Callaghan Trust, Huntington Funds, James Advantage Funds, RiverNorth Funds, The Penn Street Fund, Inc., and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Melissa K. Gallagher**	President and Treasurer	President
John C. Swhear**	Chief Compliance Officer	Sr. Vice President
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Anna Maria Spurgin**	Assistant Vice President	None
Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None
*The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.
**The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)	Not applicable.

Item 33.                      Location of Accounts and Records

Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank
41 South High Street
Columbus, Ohio 43215

U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

Foreside Distribution Services, L.P.
100 Summer Street, Suite 1500
Boston, MA 02110

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Aletheia Research and Management, Inc.
100 Wilshire Blvd., Suite 1960
Santa Monica, California 90401

Archer Investment Corporation
9000 Keystone Crossing, Suite 630
Indianapolis, IN 46240

Bastiat Capital, LLC
Granite Parkway, Suite 200
Plano, TX, 75024

Becker Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204

Bell Investment Advisors, Inc.
1111 Broadway, Suite 1630
Oakland, CA  94607

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW
Suite 1650
Atlanta, GA 30339

Dean Investment Associates, LLC
2480 Kettering Tower
Dayton, Ohio 45423

Dean Capital Management, LLC
7450 West 130th Street, Suite 150
Overland Park, KS 66213

Envestnet Asset Management, Inc.
35 East Wacker Drive, 16th Floor
Chicago, Illinois 60601

Financial Counselors, Inc.
442 West 47th Street
Kansas City, Missouri 63112

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, Oregon 97266

Iron Financial, LLC
630 Dundee Rd.
Suite 200
Northbrook, IL 60062

Jones Villalta Asset Management, LLC
805 Las Cimas Parkway
Suite 125
Austin, TX 78746

Leeb Capital Management, Inc.
500 Fifth Avenue, 57th Floor
New York, NY 10110

Loomis, Sayles & Company, LP,
One Financial Center
Boston, Massachusetts 02111

London Company of Virginia
1801 Bayberry Court, Suite 301
Richmond, Virginia  23226

Mirzam Asset Management, LLC
1 Main Street, Suite 200
Tequesta, FL, 33469

Pekin Singer Strauss Asset Management, Inc.
21 S. Clark Street, Suite 3325
Chicago, IL 60603

Pictet Asset Management, Ltd.
25 Old Broad Street
Tower 42, Level 37
London, EC2N 1HQ

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.
1050 Crown Pointe Parkway, Suite 750
Atlanta, GA 30338

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group
317 Madison Ave., Suite 1004
New York, New York 10017

Toreador Research & Trading LLC
7493 North Ingram
Suite 104
Fresno, California  93711

SMH Capital Advisors, Inc.
600 Travis, Suite 3100
Houston, Texas 77002

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.                      Management Services

None.

Item 35.                      Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on July 1, 2010.

UNIFIED SERIES TRUST

By: /s/Melissa K. Gallagher ****
                                     Melissa K. Gallagher, President
Attest:

By: /s/  Christopher E. Kashmerick*****
Christopher E. Kashmerick, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date
/s/ Melissa K. Gallagher **** Melissa K. Gallagher	President	July 1, 2010
/s/ Christopher E. Kashmerick ***** Christopher E. Kashmerick	Treasurer and CFO	July 1, 2010
/s/ Daniel Condon * Daniel Condon	Trustee	July 1, 2010
/s/ Gary E. Hippenstiel * Gary E. Hippenstiel	Trustee	July 1, 2010
/s/ Stephen Little * Stephen Little	Trustee	July 1, 2010
/s/ Ronald Tritschler * Ronald Tritschler	Trustee	July 1, 2010
/s/ Nancy V. Kelly ** Nancy V. Kelly	Trustee	July 1, 2010
/s/ Kenneth Grant *** Kenneth Grant	Trustee	July 1, 2010

* /**/***/****/*****/s/ Carol Highsmith
Carol Highsmith, Attorney in Fact

*Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.
**Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.
***Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.
****Signed pursuant to a Power of Attorney dated November 19, 2009 and filed with Registrant’s registration statement on Form N-1A on December 1, 2009 and incorporated herein by reference.
*****Signed pursuant to a Power of Attorney dated November 23, 2009 and filed with Registrant’s registration statement on Form N-1A on December 1, 2009 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit Number                                Description

EX.99.i	Consent of Legal Counsel